CONCENTRATION RISK (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
FDIC insurance limit	$ 250,000
Cash and cash equivalents	$ 4,544,353	$ 7,004,601	$ 358,887